Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingent Liabilities [Abstract]
Outsourced service expense	$ 7,600	$ 7,500	$ 6,410
Third-Party Service Agreement [Member] | Minimum [Member]
Long Term Purchase Commitment [Abstract]
Outsource service expense	7,000
Third-Party Service Agreement [Member] | Maximum [Member]
Long Term Purchase Commitment [Abstract]
Outsource service expense	$ 8,000